Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits
(6)	Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2020	2019	2018

Interest bearing checking accounts	$148	288	442
Savings accounts	716	1,338	1,657
Time deposits and money market accounts	22,834	33,227	16,859
Total	$23,698	34,853	18,958

At December 31, 2020, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$1,058,878
1 to 2 years	225,988
2 to 3 years	7,057
3 to 4 years	3,284
4 to 5 years	968
Over 5 years	198
$1,296,373

Included in total time deposits as of December 31, 2020 and 2019 is $ 235.8 million and $227.6 million in time deposits with balances in excess of $250,000.